Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Cheswold Lane Funds
Central Index Key	dei_EntityCentralIndexKey	0001359318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2013

Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund
Cheswold Lane International High Dividend Fund
INVESTMENT OBJECTIVE
The Cheswold Lane International High Dividend Fund (the “Fund”) seeks long-term growth of capital and income.
FUND FEE AND EXPENSES
These tables describe the fees and expense that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cheswold Lane International High Dividend Fund Institutional
Maximum sales charge (load) imposed on purchases	none
Maximum contingent deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of redemption proceeds)	2.00%
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cheswold Lane International High Dividend Fund Institutional
Management��fees		0.90%
Distribution (12b-1) fees		none
Other expenses		0.70%
Total annual fund operating expenses		1.60%
Less waiver and/or expense reimbursement	[1]	(0.65%)
Total annual fund operating expenses after waivers and expense reimbursements	[2]	0.95%
[1]	Cheswold Lane Asset Management LLC (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2014 in order to keep the Fund's net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions and other extraordinary expenses) from exceeding 0.95% of its average daily net assets.
[2]	Total annual fund operating expenses after waivers and expense reimbursements have been restated from the amount disclosed in the December 31, 2012 financial statements to reflect the current expense limitation that became effective January 1, 2013.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has an annual 5% return over the time shown and operating expenses remain the same (giving effect to the expense reimbursement only in Year 1). Although your actual expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:

Expense Example (USD $)	Cheswold Lane International High Dividend Fund Institutional
1 year	97
3 years	441
5 years	809
10 years	1,845

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1%.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes (the “80% policy”), in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund invests in a diversified portfolio of medium-to-large, well-established companies based on the standards of the applicable country’s stock market. The Fund generally invests in companies with market capitalizations in excess of U.S. $1.5 billion. The Adviser follows a value style of investing.

PRIMARY RISKS

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money that you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the stocks in the Fund’s portfolio. The Fund’s performance could be hurt by:

Stock Market and Foreign Investment Risk, which is the chance that stock prices overall, will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Because the Fund invests in foreign stocks, it is affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets.

Investment Style Risk, which is the chance that foreign large and mid capitalization value stocks, especially dividend paying stocks, trail the returns of the overall stock market. The Fund’s investments in mid capitalization companies may also increase the volatility of its portfolio because such companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies.

Currency Risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Manager Risk, which is the chance that poor security selection or focus on securities in a particular sector, country, region, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

PERFORMANCE INFORMATION

The return information provided in the bar chart and tables below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of a broad measure of market performance. The Fund commenced operations on June 29, 2006. Please keep in mind that the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. To obtain the Fund’s most current performance information, please call 1-800-771-4701.

The MSCI EAFE® Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Calendar Year Returns as of December 31

Best and Worst Quarterly Performance (during the period shown above)
Best Quarter Return	Worst Quarter Return
31.63% (2nd quarter, 2009)	-21.85% (4th quarter, 2008)

The after-tax returns of the Fund shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”) because such accounts are generally subject to taxes only upon withdrawal or other receipt of assets from said accounts.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Cheswold Lane International High Dividend Fund	Average Annual Return Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Institutional	Cheswold Lane International High Dividend Fund Return Before Taxes	20.60%	(4.30%)	1.22%
Institutional After Taxes on Distributions	Cheswold Lane International High Dividend Fund Return After Taxes on Distributions	20.37%	(4.30%)	1.05%
Institutional After Taxes on Distributions and Sales	Cheswold Lane International High Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares	14.10%	(3.35%)	1.26%
MSCI EAFE�� Index	MSCI EAFE® Index (does not reflect fees, expenses, or taxes)	17.32%	(3.69%)	1.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return , Heading	rr_RiskReturnHeading	Cheswold Lane International High Dividend Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Cheswold Lane International High Dividend Fund (the “Fund”) seeks long-term growth of capital and income.
Expense Heading	rr_ExpenseHeading	FUND FEE AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expense that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.10%
Expense Example Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has an annual 5% return over the time shown and operating expenses remain the same (giving effect to the expense reimbursement only in Year 1). Although your actual expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes (the “80% policy”), in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund invests in a diversified portfolio of medium-to-large, well-established companies based on the standards of the applicable country’s stock market. The Fund generally invests in companies with market capitalizations in excess of U.S. $1.5 billion. The Adviser follows a value style of investing.

Risk Heading	rr_RiskHeading	PRIMARY RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money that you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the stocks in the Fund’s portfolio. The Fund’s performance could be hurt by:

Stock Market and Foreign Investment Risk, which is the chance that stock prices overall, will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Because the Fund invests in foreign stocks, it is affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets.

Investment Style Risk, which is the chance that foreign large and mid capitalization value stocks, especially dividend paying stocks, trail the returns of the overall stock market. The Fund’s investments in mid capitalization companies may also increase the volatility of its portfolio because such companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies.

Currency Risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Manager Risk, which is the chance that poor security selection or focus on securities in a particular sector, country, region, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money that you invest.
Bar Chart and Performance Table , Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative	rr_PerformanceNarrativeTextBlock

The return information provided in the bar chart and tables below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of a broad measure of market performance. The Fund commenced operations on June 29, 2006. Please keep in mind that the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. To obtain the Fund’s most current performance information, please call 1-800-771-4701.

The MSCI EAFE® Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The return information provided in the bar chart and tables below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of a broad measure of market performance

Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex
The MSCI EAFE® Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-771-4701
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing	rr_BarChartClosingTextBlock	Best and Worst Quarterly Performance (during the period shown above)
Best Quarter Return	Worst Quarter Return
31.63% (2nd quarter, 2009)	-21.85% (4th quarter, 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The after-tax returns of the Fund shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”) because such accounts are generally subject to taxes only upon withdrawal or other receipt of assets from said accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns of the Fund shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”) because such accounts are generally subject to taxes only upon withdrawal or other receipt of assets from said accounts.

Average Annual Return Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund | MSCI EAFE�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Return Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management��fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Less waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[1]
Total annual fund operating expenses after waivers and expense reimbursements	rr_NetExpensesOverAssets	0.95%	[2]
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	441
5 years	rr_ExpenseExampleYear05	809
10 years	rr_ExpenseExampleYear10	1,845
Annual Return 2007	rr_AnnualReturn2007	13.57%
Annual Return 2008	rr_AnnualReturn2008	(47.58%)
Annual Return 2009	rr_AnnualReturn2009	37.84%
Annual Return 2010	rr_AnnualReturn2010	1.53%
Annual Return 2011	rr_AnnualReturn2011	(9.27%)
Annual Return 2012	rr_AnnualReturn2012	20.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Average Annual Return Label	rr_AverageAnnualReturnLabel	Cheswold Lane International High Dividend Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Return Label	rr_AverageAnnualReturnLabel	Cheswold Lane International High Dividend Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Return Label	rr_AverageAnnualReturnLabel	Cheswold Lane International High Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%

[1]	Cheswold Lane Asset Management LLC (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2014 in order to keep the Fund's net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions and other extraordinary expenses) from exceeding 0.95% of its average daily net assets.
[2]	Total annual fund operating expenses after waivers and expense reimbursements have been restated from the amount disclosed in the December 31, 2012 financial statements to reflect the current expense limitation that became effective January 1, 2013.